Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Dec. 31, 2022	Oct. 31, 2022
Statement [Line Items]
Officers compensation	$ 2,708,168	$ 1,525,222	$ 1,890,044
Share-based payments	1,679,378	465,949	844,130
Subscription proceeds	43,100
Issuance of common shares				3,160,000	1,540,135
Accounts payable and accrued liabilities	4,495,327	4,976,823
Convertible debentures	820,553	245,234
Settlement of outstanding compensation	284,000
Chief Executive Officers [Member]
Statement [Line Items]
Subscription proceeds			$ 74,000
Convertible debentures	100,000	125,000
Chief Executive Officers [Member] | December, 2023 [Member]
Statement [Line Items]
Subscription proceeds		$ 100,000
Convertible debentures	$ 125,000
Share purchase warrants	1,250,000	1,000,000
Common shares issued vested		1,000,000
Conversion of convertible debentures into common shares	1,250,000
Chief Executive Officers [Member] | August 2023 [Member]
Statement [Line Items]
Subscription proceeds		$ 100,000
Share purchase warrants		1,000,000
Common shares issued vested		1,000,000
Chief Executive Officers [Member] | June 2024 [Member]
Statement [Line Items]
Subscription proceeds	$ 50,000
Share purchase warrants	500,000
Common shares issued vested	500,000
Chief Executive Officers [Member] | March 2024 [Member]
Statement [Line Items]
Convertible debentures	$ 100,000
Share purchase warrants	1,000,000
Conversion of convertible debentures into common shares	1,000,000
Key Management and Director [Member]
Statement [Line Items]
Accured interest amount	$ 408,332	$ 229,781
Due to related party	$ 1,476,700	1,295,199
Interest rate per annum	8.00%
Subscription proceeds		$ 200,000
Stock options granted during the year		2,000,000
Settlement of outstanding compensation	$ 200,000
Director and Officers [Member]
Statement [Line Items]
Stock option expired	0	1,480,000	10,000
Director, Officers And Former Officer [Member]
Statement [Line Items]
Stock options granted during the year	1,700,000	5,595,000	3,400,000
Accured fees	$ 107,904
PSU options granted during the year	4,875,000	0	0
MedMelior [Member]
Statement [Line Items]
Stock options granted during the year	1,800,000
Issuance of common shares	1,893,333
Accounts payable and accrued liabilities		$ 535,880
Stock option expired	1,000,000
Gain on forgiveness of debts		$ (469,129)
Settlement and legal provisions expense	$ 556,640		$ 42,290
Settlement of outstanding compensation	$ 84,000